UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Head of Compliance
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    January 26th, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:   	$10,424,141
List of Other Included Managers:
No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  6745      307449      SH       SOLE             307449
Elan Plc                    ADR             284131208  279       20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  2881      976587      SH       SOLE             976587
ICON Pub Ltd Co             Sponsored ADR   45103T107  2948      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  129150    2230563     SH       SOLE             2230563
Dover Corp                  Com             260003108  121514    3001094     SH       SOLE             3001094
Sysco Corp                  Com             871829107  235982    7600059     SH       SOLE             7600059
Wal Mart Stores Inc         Com             931142103  40499     865357      SH       SOLE             865357
Johnson & Johnson           Com             478160104  625833    10413188    SH       SOLE             10413188
Altria Group Inc            Com             2209S103   603592    8078055     SH       SOLE             8078055
Tyco Intl Ltd New           Com             902124106  43735     1515428     SH       SOLE             1515428
United Technologies Corp    Com             913017109  378119    6762996     SH       SOLE             6762996
Aflac Inc                   Com             1055102    122860    2646705     SH       SOLE             2646705
Becton Dickinson & Co       Com             75887109   249534    4153368     SH       SOLE             4153368
Boeing Co                   Com             97023105   128209    1825293     SH       SOLE             1825293
JP Morgan Chase & Co        Com             46625H100  316698    7979300     SH       SOLE             7979300
Citigroup Inc               Com             172967101  518236    10678679    SH       SOLE             10678679
First Data Corp             Com             319963104  291172    6769873     SH       SOLE             6769873
Gannett Inc                 Com             364730101  273265    4511561     SH       SOLE             4511561
General Dynamics Corp       Com             369550108  236298    2071878     SH       SOLE             2071878
Harley Davidson Inc         Com             412822108  187024    3632243     SH       SOLE             3632243
Home Depot Inc              Com             437076102  362127    8945832     SH       SOLE             8945832
Illinois Tool Wks Inc       Com             452308109  386814    4396111     SH       SOLE             4396111
International Business MachsCom             459200101  490619    5968598     SH       SOLE             5968598
Johnson Ctls Inc            Com             478366107  89230     1223842     SH       SOLE             1223842
MBIA Inc                    Com             55262C100  131915    2192738     SH       SOLE             2192738
McGraw Hill Cos Inc         Com             580645109  317119    6142138     SH       SOLE             6142138
Masco Corp                  Com             574599106  330606    10950846    SH       SOLE             10950846
Medtronic Inc               Com             585055106  329839    5729351     SH       SOLE             5729351
Merrill Lynch & Co Inc      Com             590188108  375217    5539899     SH       SOLE             5539899
Microsoft Corp              Com             594918104  247973    9482699     SH       SOLE             9482699
Wells Fargo & Co New        Com             949746101  481547    7664286     SH       SOLE             7664286
PepsiCo Inc                 Com             713448108  111633    1889518     SH       SOLE             1889518
Pfizer Inc                  Com             717081103  211625    9074841     SH       SOLE             9074841
Aetna Inc New               Com             817Y108    358644    3802821     SH       SOLE             3802821
Sherwin Williams Co         Com             824348106  99726     2195651     SH       SOLE             2195651
Toll Brothers Inc           Com             889478103  254905    7358699     SH       SOLE             7358699
Xerox Corp                  Com             984121103  113799    7767852     SH       SOLE             7767852
Accenture Ltd Bermuda       CLA             G1150G111  276755    9586265     SH       SOLE             9586265
Petro-CDA                   Com             71644E102  430758    10786375    SH       SOLE             10786375
Canadian Pac Ry Ltd         Com             13645T100  214193    5136674     SH       SOLE             5136674
Icici Bk Ltd                ADR             45104G104  242457    8221658     SH       SOLE             8221658
Petroleo Brasileiro SA PetroSponsored ADR   71654V408  29541     417391      SH       SOLE             417391
Taiwan Semiconductor Mfg LtdSponsored ADR   874039100  2826      285053      SH       SOLE             285053
Korea Electric Pwr          Sponsored ADR   500631106  655       33637       SH       SOLE             33637
Posco                       Sponsored ADR   693483109  19045     384971      SH       SOLE             384971